Goodwill and intangible assets, net - Definite lived intangible assets (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Cost	€ 104,809	€ 105,233
(Accumulated Amortization)	(104,804)	(104,854)
Intangible assets with definite lives, net	5	379
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Cost	0	34
(Accumulated Amortization)	0	(27)
Intangible assets with definite lives, net	0	7
Partner relationships
Finite-Lived Intangible Assets [Line Items]
Cost	34,220	34,254
(Accumulated Amortization)	(34,220)	(34,246)
Intangible assets with definite lives, net	0	8
Technology
Finite-Lived Intangible Assets [Line Items]
Cost	59,789	60,145
(Accumulated Amortization)	(59,784)	(60,071)
Intangible assets with definite lives, net	5	74
Non-compete agreement
Finite-Lived Intangible Assets [Line Items]
Cost	10,800	10,800
(Accumulated Amortization)	(10,800)	(10,510)
Intangible assets with definite lives, net	€ 0	€ 290